Cover	6 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Entity Registrant Name	flyExclusive, Inc.
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	4522
Entity Tax Identification Number	86-1740840
Entity Address, Address Line One	2860 Jetport Road
Entity Address, City or Town	Kinston
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28504
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Type	S-1
Entity Central Index Key	0001843973
Amendment Flag	false
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	2860 Jetport Road
Entity Address, City or Town	Kinston
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28504
Contact Personnel Name	Thomas James Segrave, Jr.
City Area Code	252
Local Phone Number	208-7715